Note 15 - Stock-based Compensation (Details) - Stock Option Activity	12 Months Ended
Dec. 31, 2015 $ / shares shares
Stock Option Activity [Abstract]
Outstanding Options, January 1, 2015 | shares	228,666,600
Outstanding Options, January 1, 2015 | $ / shares	$ 0.1345
Granted | shares	43,263,900
Granted | $ / shares	$ 0.0501
Exercised | shares	(677,100)
Exercised | $ / shares	$ 0.0460
Forfeited or expired | shares	(93,724,600)
Forfeited or expired | $ / shares	$ 0.1938
Outstanding Options, December 31, 2015 | shares	177,528,800
Outstanding Options, December 31, 2015 | $ / shares	$ 0.0869
Outstanding Options, December 31, 2015	4 years 65 days
Vested and Expected to Vest Options at December 31, 2015 | shares	175,617,560
Vested and Expected to Vest Options at December 31, 2015 | $ / shares	$ 0.0831
Vested and Expected to Vest Options at December 31, 2015	4 years 58 days
Exercisable Options at December 31, 2015 | shares	127,127,050
Exercisable Options at December 31, 2015 | $ / shares	$ 0.0944
Exercisable Options at December 31, 2015	3 years 76 days